SCOPE OF CONSOLIDATION - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash Collected From Settlements of Receivables or Collateral
Disclosure of subsidiaries [line items]
Restricted cash and cash equivalents	€ 36,935	€ 27,524
CHINA
Disclosure of subsidiaries [line items]
Restricted cash and cash equivalents	€ 55,566	€ 115,182
Ferrari International Cars Trading (Shanghai) Co. L.t.d.
Disclosure of subsidiaries [line items]
Shares held by the Group (percent)	80.00%	80.00%	80.00%